Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS CROCI® U.S. VIP

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 7.3%
Entertainment 4.3%
Viacom, Inc. "B"	123,062	3,454,350
Walt Disney Co.	23,862	2,649,398
		6,103,748
Media 3.0%
CBS Corp. "B"	70,860	3,367,976
Fox Corp. "A"*	23,719	870,724
		4,238,700
Consumer Discretionary 7.9%
Auto Components 2.3%
BorgWarner, Inc.	85,548	3,285,899
Household Durables 5.6%
D.R. Horton, Inc.	89,815	3,716,545
Garmin Ltd.	50,118	4,327,689
		8,044,234
Consumer Staples 2.8%
Food Products
Tyson Foods, Inc. "A"	57,264	3,975,839
Energy 2.5%
Oil, Gas & Consumable Fuels
Phillips 66	37,415	3,560,786
Financials 36.0%
Banks 23.7%
Bank of America Corp.	123,260	3,400,743
BB&T Corp.	70,761	3,292,509
Citigroup, Inc.	55,874	3,476,480
Huntington Bancshares, Inc.	256,148	3,247,957
JPMorgan Chase & Co.	34,041	3,445,970
KeyCorp	204,938	3,227,774
M&T Bank Corp.	20,841	3,272,454
PNC Financial Services Group, Inc.	28,880	3,542,421
U.S. Bancorp.	69,967	3,371,710
Wells Fargo & Co.	72,944	3,524,654
		33,802,672
Capital Markets 4.7%
Bank of New York Mellon Corp.	67,684	3,413,304
State Street Corp.	50,813	3,344,004
		6,757,308
Consumer Finance 7.6%
Capital One Financial Corp.	43,965	3,591,501
Discover Financial Services	50,316	3,580,486
Synchrony Financial	113,038	3,605,912
		10,777,899
Health Care 12.5%
Biotechnology 7.6%
Amgen, Inc.	19,055	3,620,069
Celgene Corp.*	39,598	3,735,675
Gilead Sciences, Inc.	53,095	3,451,706
		10,807,450
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	69,470	3,314,414
Merck & Co., Inc.	44,957	3,739,074
		7,053,488
Industrials 10.1%
Electrical Equipment 2.6%
Eaton Corp. PLC	45,553	3,669,750
Machinery 5.1%
Cummins, Inc.	23,124	3,650,586
PACCAR, Inc.	52,698	3,590,842
		7,241,428
Professional Services 2.4%
ManpowerGroup, Inc.	42,476	3,512,340
Information Technology 4.9%
IT Services 2.4%
Amdocs Ltd.	64,111	3,469,046
Semiconductors & Semiconductor Equipment 2.5%
Micron Technology, Inc.*	85,449	3,531,607
Materials 9.7%
Chemicals 4.7%
Eastman Chemical Co.	43,369	3,290,840
LyondellBasell Industries NV "A"	40,988	3,446,271
		6,737,111
Containers & Packaging 2.5%
WestRock Co.	91,900	3,524,365
Metals & Mining 2.5%
Nucor Corp.	60,340	3,520,839
Utilities 5.3%
Electric Utilities 2.7%
Exelon Corp.	74,929	3,756,191
Multi-Utilities 2.6%
DTE Energy Co.	29,972	3,738,707
Total Common Stocks (Cost $145,280,203)		141,109,407
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (a) (Cost $1,344,517)	1,344,517	1,344,517
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,624,720)	100.0	142,453,924
Other Assets and Liabilities, Net	0.0	71,092
Net Assets	100.0	142,525,016

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (a)
3,576,006	2,494,691	4,726,180	—	—	15,170	—	1,344,517	1,344,517

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$141,109,407	$—	$—	$141,109,407
Short-Term Investments	1,344,517	—	—	1,344,517
Total	$142,453,924	$—	$—	$142,453,924

(b)	See Investment Portfolio for additional detailed categorizations.